Exhibit 99.1
ITEM 4 AND ITEM 5

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034
Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202
We have performed the procedures enumerated below, on certain information with respect to attributes of the vehicle loans to be pooled for securitization related to the Class A, Class B, Class C and Class D Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2022-3 (“Subject Matter”). Credit Acceptance Corporation (the “Company”) is responsible for the data file accurately representing the information included in the underlying asset documents and the disclosed assumptions and methodologies.
The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the Subject Matter. This report may not be suitable for any other purpose. Additionally, Wells Fargo Securities, LLC (“Wells Fargo”) has agreed to and acknowledged that the procedures performed are appropriate for their purposes. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.
Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.
The procedures we performed and our findings are as follows.
1.The Company provided an electronic file (the “Data File”) with information for certain vehicle loans, which the Company represented was as of the close of business on August 31, 2022.
2.Grant Thornton selected one hundred vehicle loans on a random basis from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo, to the related retail installment contract provided by the Company, and in instances where consumers changed their address subsequent to the origination of their loan, we compared the state to other Company records.

a.Loan number
b.Original amount financed
c.First payment date (scheduled)
d.Original term to maturity
e.Monthly payment
f.Interest rate
g.State
h.Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title, title application, VINtek, or acceptable proof of lien, as applicable)
We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.
We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
•Addressing the value of collateral securing any such assets being securitized
•Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations
•Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
•Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions
•Forming any conclusions
•Any other terms or requirements of the transaction that do not appear in this report.
We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
This report is intended solely for the information and use of the Company and Wells Fargo. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.
/s/ GRANT THORNTON LLP
Southfield, Michigan
October 14, 2022

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXXX7217	35	XXXXX2017	69	XXXXX0008
2	XXXXX8764	36	XXXX9398	70	XXXXX4395
3	XXXXX8937	37	XXXXX6856	71	XXXX6845
4	XXXXX9057	38	XXXXX6313	72	XXXXX7391
5	XXXXX8694	39	XXXXX8209	73	XXXX1834
6	XXXXX9641	40	XXXXX2657	74	XXXXX0934
7	XXXXX7403	41	XXXXX3330	75	XXXXX8096
8	XXXX6697	42	XXXXX5731	76	XXXX6785
9	XXXXX4990	43	XXXX8075	77	XXXXX9627
10	XXXXX8648	44	XXXXX8385	78	XXXXX2934
11	XXXXX8883	45	XXXXX8057	79	XXXXX1934
12	XXXXX0281	46	XXXX3035	80	XXXXX9105
13	XXXXX1959	47	XXXX2148	81	XXXXX5923
14	XXXXX1685	48	XXXX7390	82	XXXXX1172
15	XXXXX9939	49	XXXXX1266	83	XXXXX2136
16	XXXXX4095	50	XXXXX6437	84	XXXXX2831
17	XXXXX5649	51	XXXXX2311	85	XXXXX6168
18	XXXXX6539	52	XXXXX7249	86	XXXXX6645
19	XXXXX8927	53	XXXXX3103	87	XXXXX0259
20	XXXXX7705	54	XXXXX1664	88	XXXXX3808
21	XXXXX4486	55	XXXXX3337	89	XXXXX7534
22	XXXXX2806	56	XXXXX3980	90	XXXXX6166
23	XXXX8742	57	XXXX2415	91	XXXXX8065
24	XXXXX8832	58	XXXXX7078	92	XXXXX8469
25	XXXXX3890	59	XXXXX3504	93	XXXX7130
26	XXXX2681	60	XXXXX3438	94	XXXX5684
27	XXXXX4403	61	XXXXX6266	95	XXXXX8476
28	XXXXX6441	62	XXXXX5118	96	XXXXX7121
29	XXXXX7033	63	XXXX3634	97	XXXXX2135
30	XXXXX6090	64	XXXXX6116	98	XXXXX3382
31	XXXXX1376	65	XXXX4596	99	XXXXX2047
32	XXXXX8956	66	XXXXX3163	100	XXXXX3414
33	XXXXX6259	67	XXXXX3495
34	XXXXX9935	68	XXXXX3679